Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	R 41,733	R 29,245	R 26,912
Cost of sales	(35,489)	(25,908)	(28,869)
Production costs	(29,774)	(22,048)	(20,324)
Amortisation and depreciation	(3,875)	(3,508)	(4,054)
Impairment of assets	(1,124)	0	(3,898)
Other items	(716)	(352)	(593)
Gross profit/(loss)	6,244	3,337	(1,957)
Corporate, administration and other expenditure	(1,068)	(611)	(731)
Exploration expenditure	(177)	(205)	(148)
Gains/(losses) on derivatives	1,022	(1,678)	484
Foreign exchange translation gain/(loss)	670	(892)	(86)
Other operating expenses	(241)	(309)	(100)
Operating profit/(loss)	6,450	(358)	(2,538)
Gain on bargain purchase	303	0	0
Acquisition-related costs	(124)	(45)	0
Share of profits from associate	83	94	59
Investment income	331	375	308
Finance costs	(661)	(661)	(575)
Profit/(loss) before taxation	6,382	(595)	(2,746)
Taxation	(1,258)	(255)	139
Net profit/(loss) for the year	5,124	(850)	(2,607)
Attributable to:
Non-controlling interest	37	28	0
Owners of the parent	R 5,087	R (878)	R (2,607)
Earnings/(loss) per ordinary share (cents)
Basic earnings/(loss) per share	R 8.42	R (1.64)	R (4.98)
Diluted earnings/(loss) per ordinary share (cents)
Total diluted earnings/(loss) per share	R 8.25	R (1.66)	R (5)